Note 8 - Common Stock - Activity of Stock Option Plan (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Outstanding, options (in shares) | shares	1,705,500
Outstanding, weighted average exercise price, options (in dollars per share) | $ / shares	$ 2.41
Granted, options (in shares) | shares	1,793,975
Granted, weighted average exercise price, options (in dollars per share) | $ / shares	$ 0.07
Outstanding, options (in shares) | shares	3,499,475
Outstanding, weighted average exercise price, options (in dollars per share) | $ / shares	$ 1.21
Outstanding, weighted average exercise price, options (Year)	8 years 73 days
Outstanding, weighted average exercise price, options | $	$ 0
Exercisable, options (in shares) | shares	1,299,394
Exercisable at March 31, 2016, weighted average exercise price, options (in dollars per share) | $ / shares	$ 3.12
Exercisable at March 31, 2016, weighted average exercise price, options (Year)	5 years 182 days
Exercisable at March 31, 2016, weighted average exercise price, options | $	$ 0